RIGHT-OF-USE ASSETS - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RIGHT-OF-USE ASSETS
Depreciation		$ 219
Battery Material Plant project
RIGHT-OF-USE ASSETS
Depreciation	$ 162	$ 162
Mining Projects Expenses
RIGHT-OF-USE ASSETS
Depreciation	$ 208